Other Related Party Transactions (Details) (USD $)	3 Months Ended	6 Months Ended
	Jul. 31, 2012	Jul. 31, 2012
Marley Coffee Ltd [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 0	$ 30,866
Chairman, ownership percentage	25.00%	25.00%
Due to related party	316,000	316,000
Nicole Whittle [Member]
Related Party Transaction [Line Items]
Related party expenses		$ 42,000